Promissory Notes Payable – Related Party Officer and his Affiliates	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Promissory Notes Payable – Related Party Officer and his Affiliates [Abstract]
PROMISSORY NOTES PAYABLE – RELATED PARTY OFFICER AND HIS AFFILIATES

NOTE 7 - PROMISSORY NOTES PAYABLE – RELATED PARTY OFFICER AND HIS AFFILIATES

The outstanding balance of notes issued to the Company’s chief executive officer and his affiliates consisted of the following at March 31, 2024 and September 30, 2023:

	March 31, 2024	September 30, 2023
Principal	$8,892,770	$8,805,316
Less: Current portion	(104,895)	(105,062)
Long term portion (including accrued interest – long term)	$8,787,875	$8,700,254

Promissory Notes Payable – Current portion

On January 1, 2023, Bantec, Inc., Bantec Sanitizing LLC and Howco each executed line of credit agreements with an entity controlled by the Company’s CEO. Each agreement has the same terms: advances up to $100,000, maturity is one year, a ten percent advance fee and daily interest at 0.07% (approximately 26% annually) on the net balance due. The Company will charge the advance fees to interest expense.

For the six months ended March 31, 2024:

(i)	Bantec, Inc. borrowed $47,408 and repaid $47,575, leaving an outstanding balance of $64,575.

(ii)	Howco has an outstanding balance of $40,320 for both periods as of March 31, 2024 and September 30, 2023. Such related party note is due on demand.

Promissory Notes Payable – Long term

On April 12, 2023, the receiver for TCA Global Credit Master Fund, LP (“TCA”) sold and assigned to Ekimnel Strategies, LLC, a Delaware limited liability company (“Ekimnel”), and Ekimnel purchased and assumed, all of TCA’s rights and obligations as a lender under that certain Senior Secured Credit Facility Agreement (the “Agreement”) (see Note 8). Ekimnel is a company controlled by Michael Bannon, the Company’s Chief Executive Officer.

On August 12, 2023, the Company, as the Borrower, and the Company’s subsidiaries: Drone USA, LLC and Howco Distributing Co., as Corporate Guarantors, and Michael Bannon, as a Validity Guarantor (collectively, “Credit Parties”), entered into an Amendment (the “Amendment”) to the Agreement with Ekimnel, as the Lender, pursuant to which the Company issued the Second Replacement Promissory Note (the “Note”) to Ekimnel in the principal amount of $8,676,957. The Note was issued in substitution for and to supersede the First Replacement Promissory Convertible Note A and the First Replacement Promissory Convertible Note B, previously issued by the Company, as amended from time to time (collectively “Replacement Notes”). Capitalized terms used but not defined herein shall have the meanings ascribed to them in the Amendment or the Agreement.

Pursuant to the Amendment, the Lender and the Credit Parties:

(i)	combined and consolidated both the Replacement Notes into the Note;

(ii)	extended the Maturity Date of the Note to August 12, 2047;

(iii)	lowered the interest rate on the Note to 2.0% per year, with (a) the principal and interest payments starting on August 12, 2026, and (ii) for the period commencing on August 12, 2023 and ending on August 11, 2026, interest due on the Note being added to the outstanding principal amount of the Note;

(iv)	removed the Lender’s right to convert the Company’s obligations under the Note into shares of common stock of the Company; and

(v)	made certain conforming changes to the terms of the Agreement.

Due to the related party nature of the transaction, the Company recorded a total of $1,363,100 to additional paid in capital in fiscal year 2023 as a result of the debt extinguishment in connection with the assumption of the Senior Secured Debt by Ekimnel, a related party, and removal of the put premium on the convertible debt. At March 31, 2024 and September 30, 2023, the principal amount – long-term on this note amounted to $8,787,875 and $8,700,254, respectively, which includes accrued interest.

NOTE 9 - PROMISSORY NOTES PAYABLE – RELATED PARTY OFFICER AND HIS AFFILIATES

The outstanding balance of notes issued to the Company’s chief executive officer and his affiliates consisted of the following at September 30, 2023 and 2022:

	September 30, 2023	September 30, 2022
Principal	$8,805,316	$13,537
Less: Current portion	(105,062)	(13,537)
Long term portion (including accrued interest – long term)	$8,700,254	$-

Promissory Notes Payable – Current portion

On January 1, 2023, Bantec, Inc., Bantec Sanitizing LLC and Howco each executed line of credit agreements with an entity controlled by the Company’s CEO. Each agreement has the same terms: advances up to $100,000, maturity is one year, a ten percent advance fee and daily interest at 0.07% (approximately 26% annually) on the net balance due. The Company will charge the advance fees to interest expense.

As of September 30, 2023:

(i)	Bantec, Inc. borrowed $133,000 and repaid $68,258, leaving an outstanding balance of $64,742, fees and interest charged totaled $4,576.

(ii)	Bantec Sanitizing LLC borrowed $14,562 and repaid $14,562, leaving an outstanding balance of $0, fees and interest charged totaled $1,664.

(iii)	Howco borrowed $75,000 and repaid $42,250, including $7,570 of fees and interest, leaving an outstanding balance of $40,320. Howco was making weekly payments of $3,250.

On January 25, 2022 a promissory note was issued to the CEO by Howco for $75,000 having weekly payments of $3,870 for twenty-five weeks, which include a total of $21,750 of interest. The principal at September 30, 2022 was $0 and interest of $18,945, was charged to interest expense. The note was repaid early therefore the interest charged was less than under the original agreement.

On April 25, 2022, a promissory note was issued to the CEO by Howco for $50,000 having weekly payments of $1,570 for fifty weeks, which includes a total of $28,500 of interest. The principal at September 30, 2023 and 2022 was $0 and $13,537. Interest of $10,783 was charged to interest expense during year ended September 30, 2022 prior to repayment. The note was repaid faster than the original payment terms, and therefore the interest was lower than the original agreement terms.

Promissory Notes Payable – Long term

On April 12, 2023, the receiver for TCA Global Credit Master Fund, LP (“TCA”) sold and assigned to Ekimnel Strategies, LLC, a Delaware limited liability company (“Ekimnel”), and Ekimnel purchased and assumed, all of TCA’s rights and obligations as a lender under that certain Senior Secured Credit Facility Agreement (the “Agreement”) (see Note 10). Ekimnel is a company controlled by Michael Bannon, the Company’s Chief Executive Officer.

On August 12, 2023, the Company, as the Borrower, and the Company’s subsidiaries: Drone USA, LLC and Howco Distributing Co., as Corporate Guarantors, and Michael Bannon, as a Validity Guarantor (collectively, “Credit Parties”), entered into an Amendment (the “Amendment”) to the Agreement with Ekimnel, as the Lender, pursuant to which the Company issued the Second Replacement Promissory Note (the “Note”) to Ekimnel in the principal amount of $8,676,957. The Note was issued in substitution for and to supersede the First Replacement Promissory Convertible Note A and the First Replacement Promissory Convertible Note B, previously issued by the Company, as amended from time to time (collectively “Replacement Notes”). Capitalized terms used but not defined herein shall have the meanings ascribed to them in the Amendment or the Agreement.

Pursuant to the Amendment, the Lender and the Credit Parties:

(i)	combined and consolidated both the Replacement Notes into the Note;

(ii)	extended the Maturity Date of the Note to August 12, 2047;

(iii)	lowered the interest rate on the Note to 2.0% per year, with (a) the principal and interest payments starting on August 12, 2026, and (ii) for the period commencing on August 12, 2023 and ending on August 11, 2026, interest due on the Note being added to the outstanding principal amount of the Note;

(iv)	removed the Lender’s right to convert the Company’s obligations under the Note into shares of common stock of the Company; and

(v)	made certain conforming changes to the terms of the Agreement.

Due to the related party nature of the transaction, the Company recorded a total of $1,363,100 to additional paid in capital as a result of the debt extinguishment in connection with the assumption of the Senior Secured Debt by Ekimnel, a related party, and removal of the put premium on the convertible debt. At September 30, 2023, the principal and accrued interest – long-term on this note amounted to $8,676,957 and $23,297, respectively.